Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3 - Cash and Cash Equivalents

The Company’s cash and cash equivalent balance at December 31, 2020 and 2019, is denominated in the following currencies:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
US Dollars	102,669	32,675
New Israeli Shekels	1,542	3,318
Euro	570	707
Other currencies	1,034	1,347

	105,815	38,047

Short-term deposits are bank deposits in US Dollars with terms at the investment date of 3-12 months with average annual interest rates of 0.88% (2019 - 2.41%).